WARRANT LIABILITIES - Change in the fair value of the warrant liabilities (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Change in the fair value of the warrant liabilities
Estimated fair value, Beginning	$ 832
Changes in estimated fair value	$ (832)